Average Annual Total Returns - Columbia Select Small Cap Value Fund	Oct. 01, 2020
Russell2000ValueIndexreflectsnodeductionsforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	22.39%
5 Years	6.99%
10 Years	10.56%
Class A
Average Annual Return:
1 Year	11.92%
5 Years	3.35%
10 Years	9.34%
Inception Date	Apr. 25, 1997
Class A | After Taxes on Distributions
Average Annual Return:
1 Year	11.89%
5 Years	1.60%
10 Years	7.83%
Inception Date	Apr. 25, 1997
Class A | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.08%
5 Years	2.43%
10 Years	7.49%
Inception Date	Apr. 25, 1997
Class C
Average Annual Return:
1 Year	16.79%
5 Years	3.80%
10 Years	9.16%
Inception Date	May 27, 1999
Class R
Average Annual Return:
1 Year	18.42%
5 Years	4.32%
10 Years	9.71%
Inception Date	Apr. 30, 2003
Class Inst2
Average Annual Return:
1 Year	19.12%
5 Years	4.95%
10 Years	10.41%
Inception Date	Nov. 30, 2001
Class Inst
Average Annual Return:
1 Year	19.02%
5 Years	4.85%
10 Years	10.25%
Inception Date	Sep. 27, 2010
Class Adv
Average Annual Return:
1 Year	19.06%
5 Years	4.85%
10 Years	10.19%
Inception Date	Nov. 08, 2012
Class Inst3
Average Annual Return:
1 Year	19.15%
5 Years	5.01%
10 Years	10.21%
Inception Date	Oct. 01, 2014